Operating leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Operating leases	Operating leases
    Lease costs recorded under operating leases for the three and nine months ended September 30, 2021 and September 30, 2020 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Operating lease costs	$18,905	$7,417	$34,243	$23,274
Income from sub-leases	(312)	(268)	(743)	(781)
Net operating lease costs	$18,593	$7,149	$33,500	$22,493

    Of the total cost of $33.5 million incurred in the nine months ended September 30, 2021 (September 30, 2020: $22.5 million), $31.9 million (September 30, 2020: $20.6 million) is recorded within selling, general and administration costs and $1.6 million (September 30, 2020: $1.9 million) is recorded within direct costs.

    During the three and nine months ended September 30, 2021 and September 30, 2020, costs incurred by the Group related to variable lease payments was de minimis.

    Right-of-use assets obtained during the three months ended September 30, 2021, excluding early termination options, now reasonably certain to be exercised of $Nil (September 30, 2020: $Nil ), totaled $1.1 million (September 30, 2020: $5.3 million). Right-of-use assets obtained during the nine months ended September 30, 2021, excluding early termination options now reasonably certain to be exercised of $4.2 million (September 30, 2020: $1.6 million), totaled $4.9 million (September 30, 2020: $8.2 million). In the three and nine months ended September 30, 2021, office consolidations resulted in the recognition of a restructuring provision. The right-of-use assets related to these offices have been impaired to the extent they are considered onerous and a loss of $5.7 million was recorded (September 30, 2020: $5.4 million) (see note 10 - Restructuring).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2021 were 6.94 years and 2.16%, respectively.
    Future minimum lease payments under non-cancelable leases as of September 30, 2021 were as follows:

Minimum rental payments
(in thousands)	September 30, 2021
Year 1	$67,214
Year 2	55,183
Year 3	36,907
Year 4	24,320
Year 5	20,284
Thereafter	70,292
Total future minimum lease payments	274,200
Lease imputed interest	(21,345)
Total	$252,855
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $61.9 million have been included in other liabilities as at September 30, 2021 (September 30, 2020: $24.3 million).